Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Foreign losses included in reported loss before income taxes	$ 8,299	$ 7,940
Valuation allowance	17,583	14,323
Unused non-capital tax losses	77,647	92,396
Investment tax credits	$ 5,647
Tax credits expiration period	2017-2032
Capital losses carried forward	$ 22,068
Income tax provision, interest or penalties	0	$ 0
Canada [Member]
Income Tax Examination [Line Items]
Valuation allowance	7,165
Unused non-capital tax losses	54,570
U.S. [Member]
Income Tax Examination [Line Items]
Valuation allowance	10,418
Unused non-capital tax losses	$ 23,077